Accrued Expenses and Other	12 Months Ended
Dec. 30, 2013
Payables and Accruals [Abstract]
Accrued Expenses and Other
Accrued Expenses and Other
Accrued expenses consisted of the following:

	2013	2012
Accrued payroll and payroll taxes	$2,416,680	$1,352,365
Accrued capital purchases	1,185,181	620,862
Sales tax payable	805,177	552,147
Gift certificate payable	600,059	598,131
Other accrued expenses	1,415,641	619,405
Total accrued expenses and other	$6,422,738	$3,742,910